Summary of accounting policies - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	$ 3,560,628	$ 0	$ 0
Establishment of non-controlling interests			265,564
Net income attributable to redeemable non-controlling interests	43,216	$ 0	2,446	$ 0	$ 0
Redemption value adjustment	305,678		3,292,618
Balance at end of period	$ 3,909,522		$ 3,560,628	$ 0